Description of The Business and Group Composition - Summary of Detailed Information About Material Non-controlling Interests (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Current assets	€ 200,397	€ 172,049
Non-current assets	189,635	183,951
Current liabilities	(198,702)	(176,661)
Non-current liabilities	(107,484)	(103,975)
Revenue	427,375	328,343	€ 386,962
Profit/(loss) for the year	4,385	(24,906)	(33,680)
Other comprehensive income/(loss)	3,410	(4,160)	(29)
Total comprehensive income/(loss) for the year	7,795	(29,066)	(33,709)
Profit/(loss) allocated to NCI - 49%	800	(228)	(310)
Cash flow provided by operating activities	9,726	20,806	10,811
Cash flow used in investing activities	7,016	2,348	(3,325)
Cash flow used in financing activities (dividends to NCI: nil)	(2,016)	(5,577)	€ (24,169)
Natuzzi Florida LLC [member]
Disclosure of subsidiaries [line items]
Current assets	8,494	4,122
Non-current assets	10,924	8,093
Current liabilities	(8,142)	(4,995)
Non-current liabilities	(8,125)	(5,876)
Net assets	3,151	1,344
Net assets attributable to NCI – 49%	1,544	659
Revenue	16,578	9,756
Expenses	(14,955)	(10,177)
Profit/(loss) for the year	1,623	(421)
Other comprehensive income/(loss)	184	(131)
Total comprehensive income/(loss) for the year	1,807	(552)
Profit/(loss) allocated to NCI - 49%	795	(206)
Other comprehensive income/(loss) allocated to NCI	90	(64)
Cash flow provided by operating activities	4,160	2,350
Cash flow used in investing activities	(12)	(119)
Cash flow used in financing activities (dividends to NCI: nil)	€ (1,561)	€ (1,266)